Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
REX FANG & Innovation Equity Premium Income ETF
Shareholder Report [Line Items]
Fund Name	REX FANG & Innovation Equity Premium Income ETF
Class Name	REX FANG & Innovation Equity Premium Income ETF
Trading Symbol	FEPI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the REX FANG & Innovation Equity Premium Income ETF for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.rexshares.com/fepi. You can also request this information by contacting us at (844) 802‑4004.
Additional Information Phone Number	(844) 802‑4004
Additional Information Website	www.rexshares.com/fepi
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
REX FANG & Innovation Equity Premium Income ETF	$68	0.65%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the period of August 1, 2025, to July 31, 2026, the REX FANG & Innovation Equity Premium Income ETF (the "Fund") returned 10.64%. In comparison, the S&P 500® Index and the Solactive FANG Innovation Index Total Return returned 19.56% and 35.00% respectively for the same period.

What key factors influenced performance?

  Technology and AI-related equities generally rose during the period, but returns among individual large-capitalization technology companies were dispersed. Several of the largest contributors advanced sharply while other well-known holdings declined significantly.
  The Fund's equity holdings mirror the Solactive FANG Innovation Index, an equal-weighted index of highly liquid technology stocks. Because the Fund's portfolio is concentrated in a small number of technology companies, it experienced greater volatility than the broader market.
  The Fund's strategy of selling covered calls caused performance to depend not only on the price returns of the individual equity holdings, but also on the paths that the prices of the individual stocks took over time. Significant upside trends in several AI-related equities during the period led to reduced participation in equity price gains relative to the Solactive FANG Innovation Index. Option premiums received were retained and contributed to income, but did not offset the upside forgone on appreciating holdings, and the Fund's return trailed that of the underlying index for the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]

Annual Performance

	1 Year	Average Annual Total Return Since Inception
REX FANG & Innovation Equity Premium Income ETF	10.64%	17.46%
S&P 500® Index	19.56%	22.86%
Solactive FANG Innovation Index Total Return	35.00%	38.14%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.rexshares.com/fepi for more recent performance information.
Net Assets	$ 647,159,004
Holdings Count | Holdings	51
Advisory Fees Paid, Amount	$ 3,894,510
Investment Company, Portfolio Turnover	147.31%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
Fund Net Assets	$647,159,004
Number of Holdings	51
Total Advisory Fee	$3,894,510
Portfolio Turnover Rate	147.31%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top 10 Holdings
Alphabet, Inc. Class A	7.00%
Broadcom, Inc.	6.95%
Apple, Inc.	6.90%
Nvidia Corp.	6.68%
Advanced Micro Devices	6.05%
Micron Technology, Inc.	5.88%
Meta Platforms, Inc.	4.26%
Microsoft Corp.	4.23%
Oracle Corp.	4.23%
Palantir Technologies Inc.	4.22%